Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Deferred Tax Assets and Liabilities [abstract]
Schedule of Deferred Tax Assets and Liabilities
(USD millions)	Property, plant and equipment	Intangible assets	Pensions and other benefit obligations of employees	Inventories	Tax loss carry- forwards	Other assets, provisions and accruals	Total

Gross deferred tax assets at January 1, 2024	117	2 188	764	2 200	713	2 206	8 188

Gross deferred tax liabilities at January 1, 2024	-310	-4 228	-420	-77		-1 092	-6 127

Net deferred tax balance at January 1, 2024	-193	-2 040	344	2 123	713	1 114	2 061

At January 1, 2024	-193	-2 040	344	2 123	713	1 114	2 061

Credited/(charged) to income	-23	615	9	272	-189	-2	682

Charged to equity					-105	20	-85

Credited/(charged) to other comprehensive income			-343			-9	-352

Impact of acquisitions of businesses	-2	-479			263	-116	-334

Other movements	14	-11	-2	-2	-23	-8	-32

Net deferred tax balance at December 31, 2024	-204	-1 915	8	2 393	659	999	1 940

Gross deferred tax assets at December 31, 2024	130	2 591	688	2 464	659	2 344	8 876

Gross deferred tax liabilities at December 31, 2024	-334	-4 506	-680	-71		-1 345	-6 936

Net deferred tax balance at December 31, 2024	-204	-1 915	8	2 393	659	999	1 940

After offsetting the following amount of deferred tax assets and liabilities within the same tax jurisdiction, the balance amounts to:							4 517

Deferred tax assets at December 31, 2024							4 359

Deferred tax liabilities at December 31, 2024							-2 419

Net deferred tax balance at December 31, 2024							1 940

Gross deferred tax assets at January 1, 2023	158	1 726	739	2 214	425	2 789	8 051

Gross deferred tax liabilities at January 1, 2023	-343	-4 785	-420	-138		-1 312	-6 998

Net deferred tax balance at January 1, 2023	-185	-3 059	319	2 076	425	1 477	1 053

At January 1, 2023	-185	-3 059	319	2 076	425	1 477	1 053

Net deferred tax balance related to discontinued operations [1]	60	120	-36	-311	-13	-233	-413

Credited/(charged) to income	-13	1 344	32	386	173	-47	1 875

Credited/(charged) to other comprehensive income	-3		16			-34	-21

Impact of acquisitions of businesses	-2	-530			111	-19	-440

Other movements	-50	85	13	-28	17	-30	7

Net deferred tax balance at December 31, 2023	-193	-2 040	344	2 123	713	1 114	2 061

Gross deferred tax assets at December 31, 2023	117	2 188	764	2 200	713	2 206	8 188

Gross deferred tax liabilities at December 31, 2023	-310	-4 228	-420	-77		-1 092	-6 127

Net deferred tax balance at December 31, 2023	-193	-2 040	344	2 123	713	1 114	2 061

After offsetting the following amount of deferred tax assets and liabilities within the same tax jurisdiction, the balance amounts to:							3 879

Deferred tax assets at December 31, 2023							4 309

Deferred tax liabilities at December 31, 2023							-2 248

Net deferred tax balance at December 31, 2023							2 061

[1] Represents the net deferred tax balance at January 1, 2023, related to the Sandoz business reported as discontinued operations. Notes 1, 2 and 29 provide disclosures related to discontinued operations.

Gross value of tax-loss carry-forwards
(USD millions)	Unrecognized	Recognized	2024 total

One year	19	3	22

Two years	59	88	147

Three years	24	26	50

Four years [1]	2 337	399	2 736

Five years	97	1 136	1 233

More than five years [1]	4 205	2 456	6 661

Not subject to expiry	783	1 103	1 886

Total	7 524	5 211	12 735

[1] Unrecognized losses expiring in four years include USD 2.3 billion attributable to US state capital loss carry-forwards, and those expiring in more than five years include USD 4.0 billion attributable to US state tax loss carry-forwards.

(USD millions)	Unrecognized	Recognized	2023 total

One year	23	44	67

Two years	12	15	27

Three years	67	79	146

Four years	22	569	591

Five years [1]	1 569	580	2 149

More than five years [1]	2 891	2 975	5 866

Not subject to expiry	687	2 258	2 945

Total	5 271	6 520	11 791

[1] Unrecognized losses expiring in five years include USD 1.5 billion attributable to US state capital loss carry-forwards, and those expiring in more than five years include USD 2.8 billion attributable to US state tax loss carry-forwards.

Tax losses carried forward that expired
(USD millions)	2024	2023	2022

Tax losses carried forward that expired	24	8	6